Fathom OpCo Class A Contingently Redeemable Preferred Units (Tables)	12 Months Ended
Dec. 31, 2021
Temporary Equity Disclosure [Abstract]
Schedule Of Class A Contingently Redeemable Preferred Units Issued and Outstanding
Fathom OpCo had the following contingently redeemable preferred units issued and outstanding at December 31, 2020 (Predecessor):

	Shares Authorized	Shares Issued and Outstanding	Original Issue Price	Carrying Value	Accumulated Unpaid Dividends	Amount Contingently Redeemable
Class A Preferred Units	1,167,418	1,167,418	$46.35	$54,105	$9,253	$63,358